Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (72,227)	$ (76,774)	$ (94,718)	$ (79,550)
Other comprehensive loss, net of tax:
Changes in unrealized loss on marketable securities	(19)		(1)	0
Comprehensive loss	$ (72,246)	$ (76,774)	$ (94,717)	$ (79,550)